Commitments and Contingent Liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments Under Operating Leases	Annual minimum future rental commitments under these leases, at exchange rates in effect on June 30, 2018, are approximately as follows:
2018	$422
2019	781
2020	618
2021	380
2022	57
$2,258